September 2, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Attention: Filings – Rule 497(j)

Re:      Dreyfus Premier GNMA Fund, Inc.

                        - Dreyfus GNMA Fund

                    1933 Act File No. 2-95553

        1940 Act File No. 4215

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 36 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 26, 2010.

Very truly yours,

/s/ Faria Adam

                                                                                                Faria Adam